Commitments and contingencies:	12 Months Ended
Dec. 31, 2020
Commitments and contingencies:
Commitments and contingencies:

Note 15 - Commitments and contingencies:

Commitments

a.

The Company began leasing office space on May 21, 2015, under an operating lease agreement. This agreement includes an available extension of 60 months. The monthly rent due is USD23.55 (Ps.469 approximately).

The total minimum future payments derived from the non-cancellable operating lease agreement that shall be covered in the future are as follows:

Up to one year	Ps.	5,626
Between one and three years		19,222

Total	Ps.	24,848

As of December 31, 2019 and 2020, the amortization per right-of-use assets within the aeronautical and non-aeronautical service cost in the statement of income, was approximately Ps.5,232 and Ps.6,304, respectively. (See Note 17.8.)

b.	On June 22, 2018, the Company received SCT approval for the MDP for the five-year period from 2019 to 2023 in which the Company committed to carry out improvements.

In September, 2020, the Federal Civil Aviation Agency approved the Company's request for rescheduling (the deferral of) certain investments corresponding to 2020 for a total amount of Ps.2,292,355, to be fulfilled in 2021, due to contingencies due to COVID-19, which affected the conditions of the production and construction industry, interrupting the continuation of works and signing of new contracts that are indicated in the PMD 2019-2033.

At December 31, 2020, investment commitments for that MDP are as follows:

Period	Amount
2021	Ps.	5,460,586
2022		1,907,832
2023		892,356
	Ps.	8,260,774	(1)
(1)	Figures in thousand pesos adjusted at December 31, 2020 based on the Construction Price Index (IPCO) in the terms of the MDP.
c.

Pursuant to the terms for the purchase of the land in Huatulco that occurred in October 2008, the Company has the obligation to build 450 hotel rooms, for which purpose the Company will enter into agreements with third parties to develop the comprehensive tourism plan without a specific due date. At December 31, 2020, there is an indefinite extension to this commitment issued by the National Tourism Fund (FONATUR by its initials in Spanish).

d.

As part of the Concession Agreement, Aerostar has committed to fund and complete certain capital and repair projects with respect to the LMM Airport Facilities.  The Company has no time restrictions to complete these projects, except that they must be made at any time during the term of the lease.  As these projects are carried out, repairs will be recorded as expenses incurred or capitalized and depreciated according to their nature; consistent with the Company's accounting policies.  Capital projects will be capitalized as part of an intangible concession improvement asset and will be amortized over their useful lives or the remaining life of the concession contract, whichever is less. Some commitments were excluded from the liability for initial obligations assumed due to factors of uncertainty, the variability of future costs and the extended period of time in which commitments can be fulfilled.  As of December 31, 2019 and 2020, Aerostar fulfilled the agreed commitments.

e.

On September 20, 2017, Hurricane Maria made landfall on the island of Puerto Rico. Operations were suspended at the LMM Airport on the 19th and resumed in a limited manner on the 21st of the month. The damages to airport infrastructure have been evaluated by the Company to be approximately USD29.7 million approximately, of which most have been disbursed at the reporting date and which amount will be recorded in the cost of services as incurred. The infrastructure has material damage insurance. During the 2019 and 2020 fiscal years, insurance recovery was obtained for USD15.7 and USD7.3 million, approximately Ps.289,822 and Ps.158,906 thousand, respectively, which are recognized in the comprehensive statement of income as the certification is obtained that the funds were used for the defined purposes and the indicated works. During 2019 and 2020, Ps.204,719 and Ps.158,881 were recognized as other income. As of December 31, 2020, there is no balance for insurance recovery. (See note 5.1.)

f.

Under the Plan for the Refurbishment and Modernization of the Airplan Concession Contract, the concessionaire is currently committed to delivering the work known as “Plataforma, Calle de Conexión y Bodegas del Terminal de Carga del Aeropuerto José María Córdova de Rionegro” (Platform, Connection Road and Cargo Terminal Warehouse at the José María Córdova Airport in Rionegro), which as agreed by the parties in Amendment No. 18 of the Concession Contract, should have been delivered on December 15, 2018. A time extension was therefore requested for delivery of that work, which was granted via an amendment to the Concession Contract under Amendment No. 23 which extends the term for delivery of that work by 18 months as from December 15, 2018. As of December 31, 2020, the work was still under construction. The work has since been completed.

g.

As it concerns complementary works, in addition to those specified in the Airplan Concession Contract (via Amendment No. 8 dated 2014), a conclusion is still pending the construction of the modules connecting the terminal building with the parking lot and José María Córdova flight works pertaining to one of the connection modules known as Point B.  Due to technical difficulties, an order for suspension was issued and a new design was determined. Via amendment No. 22 to the concession contract dated April 4, 2018, the term for those works was extended by 541 days from April 4, 2018. As of December 31, 2019, the project has been completed.

Contingencies

As of December 31, 2019 and 2020, the Company has confirmed that the results of its lawsuits cannot be accurately predicted as their due processes are currently ongoing and there are not enough elements to determine whether they could largely affect the Company’s financial position in the case of an adverse ruling.

h.The Company’s transactions are subject to Mexican federal and state laws as well as Puerto  Rico and Colombian law due to its subsidiaries outside of Mexico.

i.At the time that the Company was carrying out the competitive bidding process for the sale of shares of the Airport Groups, the SCT established and communicated that concessionaires could amortize for tax purposes the value of the concession up to 15% a year.  In February 2012, the SCT estimated an amount due payable by Cancún in the amount of Ps.865 million pesos against the ruling in question, because it considered that the determination of the 15% amortization was not valid in 2006 and 2007. The Company disagreed with the decision and filed an appeal to overturn this determination. However, in order to adhere to the amnesty program set forth in Transitory Article Three of the new Income Law of 2013, the Company partially desisted from the appeal as it relates to the income tax obligation, but not in regards to the determination of the additional distribution related to employees’ statutory profit sharing, which the Company continues to appeal.  The risk is that if a judge does not rule in favor of Cancún the amount payable would be Ps.116 million pesos.

j.There are currently a number of labor suits in progress against the Company, mainly in relation to involuntary termination.  Any sentences that might be handed down not favoring the interest of the Company do not represent significant amounts.  The Company is in legal proceedings at the date of this report and a resolution has not been issued yet.

k.On August 21, 2019, the Board of Commissioners of the COFECE (Federal Economic Competition Commission) notified Aeropuerto de Cancún, S. A. de C. V. of the resolution issued on July 25, 2019, which provides for the following: (I) administrative liability for having exercised the monopolistic practices described in article 56, section V of the Mexican Federal Economic Competition Law (“LFCE”) (refusal of access); (ii) the Company shall be imposed a fine of Ps.73 million. On the understanding that there is sufficient grounds for defense, the Company has contested the administrative sanction imposed by the COFECE by filing amparo proceedings.  The Company considers that the amparo proceedings will not be resolved in a term lower than 2 years from the date of filing, and, therefore, it is under no obligation to pay the fine before the end of such proceedings.

l.On March 17, 2014, the Port Authority of Puerto Rico filed a lawsuit against Aerostar and two fuel sellers at the LMM Airport claiming to be entitled to a fee charged to the fuel sellers of the airport and not to Aerostar. On November 7, 2018 the court ruled in favor of Aerostar in the sense that all revenues from the fuel sales fee are from Aerostar, but authorizes the Ports Authority to charge two cents of the fee per gallon charged to the fuel sellers. The parties appealed the determination and, on July 31, 2020, the Court of Appeals ruled in favor of Aerostar, determining, among other things, that Aerostar is the only entity entitled to collect and withhold the charge for each gallon of jet fuel. which is dispatched at the LMM airport. On August 31, 2020, the Ports Authority filed an appeal with the Supreme Court of Puerto Rico. As of the date of this report, the judicial process continues.